Class Z Shares | Alger Responsible Investing Fund
ALGER RESPONSIBLE INVESTING FUND
Investment Objective
Alger Responsible Investing Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees <br/> (fees paid directly from your investment)
Shareholder Fees	Class Z Shares Alger Responsible Investing Fund Class Z USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Z Shares Alger Responsible Investing Fund Class Z
Advisory Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%
[1]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2021 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .95% of the class's average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the first year of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the repayment of the recoupment is taken into account.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Z Shares | Alger Responsible Investing Fund | Class Z | USD ($)	97	322	587	1,342

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class Z Shares | Alger Responsible Investing Fund | Class Z | USD ($)	97	322	587	1,342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.20% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an environmental, social and governance (“ESG”) rating of BB or above by MSCI (or an equivalent rating by another ESG rating agency) that also demonstrate, in the view of Fred Alger Management, Inc., promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Fred Alger Management, Inc. employs fundamental analysis to identify innovative and dynamic companies and uses MSCI’s ESG ratings to consider how such stocks rank within an industry or sector based on a company’s conduct in offering products or services that promote positive environmental, social and/or governance policies, or have a positive impact in these areas, addressing concerns such as climate change, resource depletion, health and safety, employee relations and diversity, bribery and corruption, and fostering board diversity and structure. The Fund does not bar companies in any industries.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.

Environmental, Social and/or Governance Sustainability-Related Securities Risk – The Fund’s environmental, social and governance investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote positive environmental, social and/or governance policies may not perform as well as companies that do not pursue such goals.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund’s net asset value may decrease more quickly than if the Fund had not borrowed.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. From September 24, 2008 through December 29, 2016, the Fund and its predecessor followed different investment strategies under different fund names, and were managed by different portfolio management teams. Performance during that period does not reflect the Fund’s current investment strategies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2017 9.88% Worst Quarter: Q4 2018 -16.89%
Average Annual Total Return as of December 31, 2018
Average Annual Total Returns - Class Z Shares - Alger Responsible Investing Fund	1 Year	Since Inception	Inception Date
Class Z	(1.26%)	12.11%	Oct. 14, 2016
Class Z | Return After Taxes on Distributions	(2.77%)	9.27%	Oct. 14, 2016
Class Z | Return After Taxes on Distributions and Sale of Shares	0.56%	9.34%	Oct. 14, 2016
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	(1.51%)	13.35%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.